SEGMENT INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
Segment Information

12. SEGMENT INFORMATION

The Company operates as two reportable segments:

•	The Consumer Operations segment, which reflects the total revenue and costs and expenses related to HOTSHOT and the Company’s consumer operations.

•

The Drug Development segment, which reflects the costs and expenses related to the Company’s efforts to develop innovative and proprietary drug products; previously to treat muscle cramps, spasms and spasticity associated with severe neurological conditions.

The Company discloses information about its reportable segments based on the way that the Company’s Chief Operating Decision Maker, who the Company has identified as the Chief Executive Officer, and management, organize segments within the Company for making operating decisions and assessing financial performance. The Company evaluates the performance of its reportable segments based on revenue and operating income or loss. The accounting policies of the segments are the same as those described herein as well as those described in Note 2 to the audited consolidated financial statements in the 2017 Form 10-K. Corporate and unallocated amounts that do not relate to a reportable segment have been allocated to “Corporate”. No asset information has been provided for the Company’s reportable segments as management does not measure or allocate such assets on a reportable segment basis.

Information for the Company’s reportable segments for the three months ended September 30, 2018 and 2017 are as follows:

Three Months Ended September 30, 2018	Consumer Operations	Drug Development	Corporate	Consolidated
Total revenue	$250,991	—	—	$250,991
Interest income, net	$—	—	28,210	$28,210
Loss from operations	$18,293	864,934	1,783,356	$2,666,583

Three Months Ended September 30, 2017	Consumer Operations	Drug Development	Corporate	Consolidated
Total revenue	$413,601	—	—	$413,601
Interest income, net	$—	—	77,339	$77,339
Loss from operations	$2,323,919	4,683,533	2,402,000	$9,409,452

Information for the Company’s reportable segments for the nine months ended September 30, 2018 and 2017 are as follows:

Nine Months Ended September 30, 2018	Consumer Operations	Drug Development	Corporate	Consolidated
Total revenue	$675,075	—	—	$675,075
Interest income, net	$—	—	139,612	$139,612
Loss from operations	$1,921,286	11,699,499	6,432,299	$20,053,084

Nine Months Ended September 30, 2017	Consumer Operations	Drug Development	Corporate	Consolidated
Total revenue	$991,671	—	—	$991,671
Interest income, net	$—	—	227,535	$227,535
Loss from operations	$7,072,225	12,472,149	7,088,292	$26,632,666

15. SEGMENT INFORMATION

Effective as of the second quarter of 2016 and in connection with the launch of HOTSHOT, the Company operates as two reportable segments:

•	The Consumer Operations segment, which reflects the total revenue and costs and expenses related to HOTSHOT and the Company’s consumer operations.

•

The Drug Development segment, which reflects the costs and expenses related to the Company’s efforts to develop innovative and proprietary drug products to treat muscle cramps, spasms and spasticity associated with severe neurological conditions.

The Company discloses information about its reportable segments based on the way that the Company’s Chief Operating Decision Maker, who the Company has identified as the Chief Executive Officer, and management, organizes segments within the Company for making operating decisions and assessing financial performance. The Company evaluates the performance of its reportable segments based on revenue and operating income or loss. The accounting policies of the segments are the same as those described herein as well as those described in Note 2. Corporate and unallocated amounts that do not relate to a reportable segment have been allocated to “Corporate”. No asset information has been provided for the Company’s reportable segments as management does not measure or allocate such assets on a reportable segment basis.

Information for the Company’s reportable segments for the years ended December 31, 2017, December 31, 2016, and December 31, 2015 are as follows:

Year Ended December 31, 2017	Consumer Operations	Drug Development	Corporate	Consolidated
Total revenue	$1,274,499	—	—	$1,274,499
Loss from operations	$8,877,330	16,715,752	9,132,544	$34,725,626
Interest income, net	$—	—	291,964	$291,964

Year Ended December 31, 2016	Consumer Operations	Drug Development	Corporate	Consolidated
Total revenue	$1,010,663	—	—	$1,010,663
Loss from operations	$10,023,137	19,620,338	10,242,757	$39,886,232
Interest income, net	$—	—	393,109	$393,109

Year Ended December 31, 2015	Consumer Operations	Drug Development	Corporate	Consolidated
Total revenue	$—	—	—	$—
Loss from operations	$7,892,584	12,224,692	9,096,382	$29,213,658
Interest income, net	$—	—	72,028	$72,028